Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2019
Shareholders' equity
Disclosure of detailed information about share capital and reserves

(€ million)	December 31, 2019	December 31, 2018
Share capital	4,005	4,005
Retained earnings	37,436	36,702
Cumulative currency translation differences	7,209	6,605
Legal reserve	959	959
Reserve for treasury shares	981	581
Reserve related to the fair value of cash flow hedging derivatives net of the tax effect	(465)	(9)
Reserve related to the defined benefit plans net of tax effect	(173)	(130)
Other comprehensive income on equity-accounted investments	60	66
Other comprehensive income on other investments	12	15
Other reserves	190	190
Treasury shares	(981)	(581)
Interim dividend	(1,542)	(1,513)
Net profit (loss) for the year	148	4,126
	47,839	51,016

Schedule of other comprehensive income reserves

Other Comprehensive Income reserves

							Other
	Cash flow hedge derivatives			Defined benefit plans*			comprehensive
		Deferred			Deferred		income on	Investments
	Gross	tax	Net	Gross	tax	Net	equity-accounted	valued at
(€ million)	reserve	liabilities	reserve	reserve	liabilities	reserve	investments	fair value
Reserve as of December 31, 2018	(13)	4	(9)	(143)	13	(130)	66	15
Changes of the year	(1,418)	411	(1,007)	(49)	5	(44)	(6)	(3)
Foreign currency translation differences				(3)		(3)
Change in scope of consolidation				5	(1)	4
Reversal to inventories adjustments	36	(10)	26
Reclassification adjustments	739	(214)	525
Reserve as of December 31, 2019	(656)	191	(465)	(190)	17	(173)	60	12

Reserve as of December 31, 2017	240	(57)	183	(133)	19	(114)	90
Changes of the year	399	(116)	283	(15)	(2)	(17)	(24)	15
Foreign currency translation differences				1	(1)
Change in scope of consolidation				4	(3)	1
Reversal to inventories adjustments	(10)	3	(7)
Reclassification adjustments	(642)	174	(468)
Reserve as of December 31, 2018	(13)	4	(9)	(143)	13	(130)	66	15

Schedule of reconciliation of net profit and shareholders' equity of the parent company

Reconciliation of net profit and shareholders’ equity of the parent company Eni SpA to consolidated net profit and shareholders’ equity

			Shareholders’ equity
	Net profit		December 31,	December 31,
(€ million)	2019	2018	2019	2018
As recorded in Eni SpA’s Financial Statements	2,978	3,173	41,636	42,615
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company	(2,800)	(134)	5,211	7,183
Consolidation adjustments:
- difference between purchase cost and underlying carrying amounts of net equity	(6)		202	153
- adjustments to comply with Group accounting policies	(348)	862	1,424	2,000
- elimination of unrealized intercompany profits	(74)	177	(593)	(519)
- deferred taxation	405	59	20	(359)
	155	4,137	47,900	51,073
Non-controlling interest	(7)	(11)	(61)	(57)
As recorded in Consolidated Financial Statements	148	4,126	47,839	51,016